Private Placements and Public Offerings (Details 2) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		54 Months Ended	63 Months Ended				11 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Apr. 30, 2012	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Dec. 12, 2012	Mar. 28, 2012	Jun. 24, 2011	Jun. 24, 2011 Common Stock	Mar. 28, 2012 Warrants	Mar. 31, 2012 Warrants	Jul. 31, 2012 Warrants	Jul. 31, 2011 Warrants	Jun. 24, 2011 Warrants issued with March 2011 Private Placement	Mar. 28, 2012 Series A Warrant	Jun. 24, 2011 Series B Warrant
Derivative Liabilities
Proceeds available for allocation												$ 0							$ 0
Estimated fair value of derivative liabilities										657,604							3,808,590	657,604
Total proceeds of private placement	3,000,000	1,092,000															3,000,000
Fair value of derivative liabilities in excess of proceeds						(808,590)	(808,590)	(808,590)									(808,590)
Adjustments to fair value of derivative liabilities			$ 1,613,329	$ 4,192,781	$ 4,192,781	$ (1,041,795)	$ 3,150,986	$ 3,150,985							$ 4,192,781	$ (1,041,795)
Derivative liabilities valuation assumptions using Monte Carlo valuation model
Closing price per share of common stock (in dollars per share)										$ 0.25	$ 0.75		$ 0.22			$ 0.93
Exercise price per share (in dollars per share)													$ 0.50			$ 1.20
Expected volatility (as a percent)													125.00%	125.00%		91.60%
Risk-free interest rate (as a percent)													1.05%	1.05%		1.35%
Floor price (in dollars per share)									$ 0.26				$ 0.50			$ 0.50
Remaining expected term of underlying securities													4 years 2 months 26 days	4 years 2 months 26 days		4 years 10 months 24 days